Organization and Business Operations (Details) - USD ($)					3 Months Ended	12 Months Ended
	Dec. 31, 2021	Jul. 12, 2021	Jul. 12, 2021	Jan. 25, 2020	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 28, 2022
Organization And Business Operations [Line Items]
Shares issued (in shares)	14,375,000
Sale of warrants (in Shares)								14,438,000
Payment on loan facility						$ 34,000,000	$ 0
Agrico Acquisition Corp.
Organization And Business Operations [Line Items]
Nominal value (in dollars per share)		$ 10.00	$ 10.00
Sale of warrants (in Shares)		7,250,000	7,250,000
Price per private warrant (in Dollars per share)		$ 11.50	$ 11.50
Net proceeds		$ 146,625,000	$ 146,625,000
Trust account price per share (in Dollars per share)			$ 10.20		$ 10.20
Price per share (in Dollars per share)			$ 10.00		$ 10.00
Cash	$ 664,428,000				$ 288,426	664,428,000
Founder shares capital contribution cost	25,000			$ 25,000	25,000
Working capital	467,648,000				81,284	467,648,000
Unsecured promissory note	$ 200,000				$ 200,000
Payment on loan facility						$ 171,356
Public shares redeem percentage		100.00%	100.00%
Maximum | Agrico Acquisition Corp.
Organization And Business Operations [Line Items]
Interest, not previously released, on trust account to be held to pay dissolution expenses		$ 50,000	$ 50,000
Initial Public offering | Agrico Acquisition Corp.
Organization And Business Operations [Line Items]
Shares issued (in shares)		14,375,000			14,375,000
Sale of warrants (in Shares)									7,187,500
Transaction cost		$ 9,998,781	9,998,781		$ 9,998,781
Underwriting fees			2,875,000		2,875,000
Deferred underwriting fees			5,031,250		5,031,250
Other offering costs		655,031	655,031		655,031
Fair value representative shares price		$ 1,437,500	$ 1,437,500		$ 1,437,500
Per shares price (in Dollars per share)		$ 10.20	$ 10.20
Maturity Term		185 days
Over-Allotment Option | Agrico Acquisition Corp.
Organization And Business Operations [Line Items]
Nominal value (in dollars per share)		$ 10.00	10.00
Gross proceeds		$ 143,750,000
Private Placement Warrants | Agrico Acquisition Corp.
Organization And Business Operations [Line Items]
Gross proceeds		$ 7,250,000
Sale of warrants (in Shares)									7,250,000
Sale of warrants price per share (in Dollars per share)		$ 1.00	1.00
DJCAAC, LLC | Initial Public offering | Agrico Acquisition Corp.
Organization And Business Operations [Line Items]
Shares issued (in shares)		1,875,000
Shares issued (in Shares)		14,375,000
Nominal value (in dollars per share)		$ 10.00	10.00
Sponsor | Agrico Acquisition Corp.
Organization And Business Operations [Line Items]
Public share price per share (in Dollars per share)			$ 10.00		$ 10.00
Public shares redeem percentage					100.00%